Subsequent events	12 Months Ended
Jan. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

15. Subsequent events

a) On February 13, 2023, the Company announced that it closed a non-brokered private placement for total gross proceeds of $612,500. The Company issued 12,250,000 units (the "Units") at a price of $0.05 per unit. Each Unit consists of one common share of the Company and one common share purchase warrant (a "Warrant"), whereby each Warrant entitles the holder to purchase one additional common share for a period of two years from closing at an exercise price of $0.10 per share. All securities issued in connection with the financing are subject to a statutory hold period expiring four months and one day from the securities' issuance date.

b) On February 23, 2023, the Company issued 500,000 shares on exercise of options at $0.05 per common share.

c) On March 28, 2023, the Company issued 600,000 options to consultants exercisable at $0.15 per share and expire on March 28, 2027.

d) On May 25, 2023, the Company issued 335,000 shares to consultants for services